PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                         STRONG MUNICIPAL INCOME FUNDS
                                INVESTOR CLASS

                     STRONG HIGH-YIELD MUNICIPAL BOND FUND
                           STRONG MUNICIPAL BOND FUND
                  STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND
                     STRONG SHORT-TERM MUNICIPAL BOND FUND


              Supplement to the Prospectus dated February 29, 2000


STRONG HIGH-YIELD MUNICIPAL BOND FUND
STRONG MUNICIPAL BOND FUND
STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND
STRONG SHORT-TERM MUNICIPAL BOND FUND
Effective July 31, 2000, the prospectus is revised as follows:


The "Fund Structure" paragraph on page 4 of the prospectus is deleted and replaced with the following:

Each of the funds has adopted a multiple class plan. The MUNICIPAL BOND FUND and the SHORT-TERM MUNICIPAL BOND FUND offer Investor Class shares, Advisor Class shares, and Institutional Class shares. The HIGH-YIELD MUNICIPAL BOND FUND and the SHORT-TERM HIGH YIELD MUNICIPAL FUND offer Investor Class shares and Advisor Class shares. Only the Investor Class shares of each fund are offered in this prospectus. The principal differences between each of the classes of shares are that the Advisor Class shares are subject to distribution fees and expenses under a 12b-1 plan and each class of shares is subject to different administrative and transfer agency fees and expenses.


The second paragraph contained under the heading "Your Account - Buying Shares
- Please Remember ..." that is found on pages 18-19 of the prospectus is deleted and replaced with the following:

MULTIPLE CLASS PLAN
Each fund has adopted a multiple class plan. The MUNICIPAL BOND FUND and the SHORT-TERM MUNICIPAL BOND FUND offer Investor Class shares, Advisor Class shares, and Institutional Class shares. The HIGH-YIELD MUNICIPAL BOND FUND and the SHORT-TERM HIGH YIELD MUNICIPAL FUND offer Investor Class shares and Advisor Class shares. Each class is offered at its net asset value without the imposition of any sales load; however, each class of shares is subject to fees and expenses which may differ between classes. The principal differences between each of the classes of shares are that the Advisor Class shares are subject to distribution fees and expenses under a 12b-1 plan and each class is subject to different administrative and transfer agency fees and expenses.


STRONG MUNICIPAL BOND FUND
STRONG SHORT-TERM MUNICIPAL BOND FUND
Effective March 31, 2000, Mr. Lyle J. Fitterer became the manager of the Strong Municipal Bond Fund and the Strong Short-Term Municipal Bond Fund. Mr. Fitterer joined Strong in 1989 and has over six years of investment experience. He is a Chartered Financial Analyst and Certified Public Accountant. He served as an equity trader from February 1992 to February 1993 and as a fixed income research analyst/trader from February 1993 to January 1996. He served as a fixed income portfolio manager from January 1996 to December 1998 and as the Managing Director of Institutional Client Services from December 1998 to March 2000. Mr. Fitterer received his bachelors degree in Accounting from the University of North Dakota in 1989.



            The date of this Prospectus Supplement is July 31, 2000.

           PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                         STRONG MUNICIPAL INCOME FUNDS
                                 ADVISOR CLASS

                     STRONG HIGH-YIELD MUNICIPAL BOND FUND
                           STRONG MUNICIPAL BOND FUND
                  STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND
                     STRONG SHORT-TERM MUNICIPAL BOND FUND


              Supplement to the Prospectus dated February 29, 2000


STRONG HIGH-YIELD MUNICIPAL BOND FUND
STRONG MUNICIPAL BOND FUND
STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND
STRONG SHORT-TERM MUNICIPAL BOND FUND
Effective July 31, 2000, the prospectus is revised as follows:


The first sentence under the "Fund Structure" paragraph on page 4 of the prospectus is deleted and replaced with the following:

Each of the funds has adopted a multiple class plan. The MUNICIPAL BOND FUND and the SHORT-TERM MUNICIPAL BOND FUND offer Investor Class shares, Advisor Class shares, and Institutional Class shares. The HIGH-YIELD MUNICIPAL BOND FUND and the SHORT-TERM HIGH YIELD MUNICIPAL FUND offer Investor Class shares and Advisor Class shares.


The first sentence under the "Multiple Class Plan" paragraph on page 21 of the prospectus is deleted and replaced with the following:

Each of the funds has adopted a multiple class plan. The MUNICIPAL BOND FUND and the SHORT-TERM MUNICIPAL BOND FUND offer Investor Class shares, Advisor Class shares, and Institutional Class shares. The HIGH-YIELD MUNICIPAL BOND FUND and the SHORT-TERM HIGH YIELD MUNICIPAL FUND offer Investor Class shares and Advisor Class shares.

STRONG HIGH-YIELD MUNICIPAL BOND FUND
STRONG MUNICIPAL BOND FUND
STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND
STRONG SHORT-TERM MUNICIPAL BOND FUND
Effective May 19, 2000, the Funds no longer intend to charge a front-end sales load. Any information describing the front-end sales load in the prospectus is deleted.


STRONG MUNICIPAL BOND FUND
STRONG SHORT-TERM MUNICIPAL BOND FUND
Effective March 31, 2000, Mr. Lyle J. Fitterer became the manager of the Strong Municipal Bond Fund and the Strong Short-Term Municipal Bond Fund. Mr. Fitterer joined Strong in 1989 and has over six years of investment experience. He is a Chartered Financial Analyst and Certified Public Accountant. He served as an equity trader from February 1992 to February 1993 and as a fixed income research analyst/trader from February 1993 to January 1996. He served as a fixed income portfolio manager from January 1996 to December 1998 and as the Managing Director of Institutional Client Services from December 1998 to March 2000. Mr. Fitterer received his bachelors degree in Accounting from the University of North Dakota in 1989.



            The date of this Prospectus Supplement is July 31, 2000.